Property, Plant, and Equipment, net - Schedule of Property, Plant and Equipment (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Property, Plant, and Equipment [Line Items]
Property, Plant, and Equipment, before Accumulated Depreciation, Depletion, and Amortization	$ 26,514	$ 32,158
Less: Accumulated depreciation	(16,713)	(20,391)
Property, plant and equipment, net	9,801	11,767
Buildings
Property, Plant, and Equipment [Line Items]
Property, Plant, and Equipment, before Accumulated Depreciation, Depletion, and Amortization	48	245
Plant and machinery
Property, Plant, and Equipment [Line Items]
Property, Plant, and Equipment, before Accumulated Depreciation, Depletion, and Amortization	318	523
Leasehold improvements
Property, Plant, and Equipment [Line Items]
Property, Plant, and Equipment, before Accumulated Depreciation, Depletion, and Amortization	285	285
Computer and office equipment
Property, Plant, and Equipment [Line Items]
Property, Plant, and Equipment, before Accumulated Depreciation, Depletion, and Amortization	8,054	13,139
Furniture and fixtures
Property, Plant, and Equipment [Line Items]
Property, Plant, and Equipment, before Accumulated Depreciation, Depletion, and Amortization	459	1,451
Internal use software
Property, Plant, and Equipment [Line Items]
Property, Plant, and Equipment, before Accumulated Depreciation, Depletion, and Amortization	15,786	15,259
Construction in progress
Property, Plant, and Equipment [Line Items]
Property, Plant, and Equipment, before Accumulated Depreciation, Depletion, and Amortization	$ 1,564	$ 1,256